INVESTMENT IN ACQUISITION (Details Narrative) - Simply Whim [Member]	Sep. 20, 2022 USD ($) shares
Business Acquisition [Line Items]
Stock issued during period shares acquisitions | shares	666,666,668
Promissory note face amount	$ 2,000,000
Consideration paid	$ 6,200,000